Acquisition-related Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	$ 10,403.1	$ 9,637.2
Accumulated Amortization	(3,939.2)	(3,169.3)
Definite-Lived Intangible Assets, Net	6,463.9	6,467.9
Amortization of acquisition-related intangible assets	747.6	647.9	554.7
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets	1,340.6	1,348.0
Acquisition-related Intangible Assets, Gross	11,743.7	10,985.2
Acquisition-related Intangible Assets, net of Accumulated Amortization	7,804.5	7,815.9
Tradenames [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets	1,326.9	1,326.9
Inprocess Research and Development [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets	13.7	21.1
Discontinued Operations [Member]
Definite-Lived Intangible Assets [Line Items]
Amortization of acquisition-related intangible assets		4.2	17.0
Minimum [Member]
Definite-Lived Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years
Maximum [Member]
Definite-Lived Intangible Assets [Line Items]
Estimated Useful Life (in years)	20 years
Customer Relationships [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	7,047.0	6,572.6
Accumulated Amortization	(2,617.6)	(2,146.5)
Definite-Lived Intangible Assets, Net	4,429.4	4,426.1
Product Technology [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	2,512.9	2,268.5
Accumulated Amortization	(958.6)	(726.7)
Definite-Lived Intangible Assets, Net	1,554.3	1,541.8
Tradenames [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	807.8	763.0
Accumulated Amortization	(330.5)	(264.9)
Definite-Lived Intangible Assets, Net	477.3	498.1
Patents [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	19.7	19.5
Accumulated Amortization	(19.2)	(18.5)
Definite-Lived Intangible Assets, Net	0.5	1.0
Other Intangible Assets [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	15.7	13.6
Accumulated Amortization	(13.3)	(12.7)
Definite-Lived Intangible Assets, Net	$ 2.4	$ 0.9